Fair Value Measurements - Summary of Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 8,802,196	$ 3,121,591
Change in fair value	(2,752,430)	4,078,431
Loss on modification	0	1,602,174
Conversion of SAFEs	(6,049,766)	0
Ending balance	0	8,802,196
Third Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	663,804	235,409
Change in fair value	(207,570)	307,569
Loss on modification		120,826
Conversion of SAFEs	(456,234)
Ending balance	$ 0	$ 663,804